Intangible assets - Segments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 4,865	$ 5,250
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,661	1,661
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	59	59
Business segments | Reynolds Consumer Products | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,913	1,913
Business segments | Reynolds Consumer Products | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	850	850
Business segments | Reynolds Consumer Products | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Business segments | Pactiv Foodservice | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,686	1,696
Business segments | Pactiv Foodservice | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	526	526
Business segments | Pactiv Foodservice | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	59	59
Business segments | Graham Packaging | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,200	1,200
Business segments | Graham Packaging | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	251	251
Business segments | Graham Packaging | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Business segments | Evergreen | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	66	67
Business segments | Evergreen | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	34	34
Business segments | Evergreen | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Other /Unallocated | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	374
Other /Unallocated | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Other /Unallocated | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 0	$ 0